Condensed Consolidated Statement of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2023		$ 153,647	$ 5,834,682	$ 5,988,329
Balance, shares at Sep. 30, 2023	20,000,000
Net income (loss)			527,282	527,282
Balance at Mar. 31, 2024		153,647	6,361,964	6,515,611
Balance, shares at Mar. 31, 2024	20,000,000
Balance at Sep. 30, 2024		153,647	6,055,325	6,208,972
Balance, shares at Sep. 30, 2024	20,000,000
Net income (loss)			(1,866,274)	(1,866,274)
Proceeds from initial public offering, net		3,399,230		3,399,230
Balance at Mar. 31, 2025		$ 3,552,877	$ 4,189,051	$ 7,741,928
Balance, shares at Mar. 31, 2025	21,500,000